American Beacon Small Cap Value Fund

Supplement dated December 2, 2024

to the

Summary Prospectus, dated March 1, 2024, as previously amended or supplemented

Effective December 31, 2024, Joseph M. Corrado of Newton Investment Management North America LLC will retire from his position as a portfolio manager for the American Beacon Small Cap Value Fund (the “Fund”). Accordingly, effective as of December 31, 2024, all references to Mr. Corrado in the Fund’s Summary Prospectus are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SCV-20241202-SUMPRO